CONDENSED CONSOLIDATING FINANCIAL INFORMATION - Notes under Guarantees (Details) $ in Millions, $ in Billions	Dec. 31, 2018 CAD ($)	Dec. 31, 2018 USD ($)
Debt Instrument [Line Items]
Long-term debt	$ 62,967
9.875% Notes due 2019 | Enbridge Energy Partners, L.P.
Debt Instrument [Line Items]
Interest rate (as a percent)	9.875%	9.875%
5.200% Notes due 2020 | Enbridge Energy Partners, L.P.
Debt Instrument [Line Items]
Interest rate (as a percent)	5.20%	5.20%
4.375% Notes due 2020 | Enbridge Energy Partners, L.P.
Debt Instrument [Line Items]
Interest rate (as a percent)	4.375%	4.375%
4.200% Notes due 2021 | Enbridge Energy Partners, L.P.
Debt Instrument [Line Items]
Interest rate (as a percent)	4.20%	4.20%
5.875% Notes due 2025 | Enbridge Energy Partners, L.P.
Debt Instrument [Line Items]
Interest rate (as a percent)	5.875%	5.875%
5.950% Notes due 2033 | Enbridge Energy Partners, L.P.
Debt Instrument [Line Items]
Interest rate (as a percent)	5.95%	5.95%
6.300% Notes due 2034 | Enbridge Energy Partners, L.P.
Debt Instrument [Line Items]
Interest rate (as a percent)	6.30%	6.30%
7.500% Notes due 2038 | Enbridge Energy Partners, L.P.
Debt Instrument [Line Items]
Interest rate (as a percent)	7.50%	7.50%
5.500% Notes due 2040 | Enbridge Energy Partners, L.P.
Debt Instrument [Line Items]
Interest rate (as a percent)	5.50%	5.50%
7.375% Notes due 2045 | Enbridge Energy Partners, L.P.
Debt Instrument [Line Items]
Interest rate (as a percent)	7.375%	7.375%
Senior notes
Debt Instrument [Line Items]
Long-term debt	$ 8,100	$ 5.9
Senior notes | Spectra Energy Partners L P
Debt Instrument [Line Items]
Long-term debt		3.9
Senior notes | Enbridge Energy Partners, L.P.
Debt Instrument [Line Items]
Long-term debt		$ 4.5
Senior notes | 4.600% Senior Notes due 2021 | Spectra Energy Partners L P
Debt Instrument [Line Items]
Interest rate (as a percent)	4.60%	4.60%
Senior notes | 4.750% Senior Notes due 2024 | Spectra Energy Partners L P
Debt Instrument [Line Items]
Interest rate (as a percent)	4.75%	4.75%
Senior notes | 3.500% Senior Notes due 2025 | Spectra Energy Partners L P
Debt Instrument [Line Items]
Interest rate (as a percent)	3.50%	3.50%
Senior notes | 3.375% Senior Notes due 2026 | Spectra Energy Partners L P
Debt Instrument [Line Items]
Interest rate (as a percent)	3.375%	3.375%
Senior notes | 5.950% Senior Notes due 2043 | Spectra Energy Partners L P
Debt Instrument [Line Items]
Interest rate (as a percent)	5.95%	5.95%
Senior notes | 4.500% Senior Notes due 2045 | Spectra Energy Partners L P
Debt Instrument [Line Items]
Interest rate (as a percent)	4.50%	4.50%
Senior notes | 2.900% Senior Notes due 2022
Debt Instrument [Line Items]
Interest rate (as a percent)	2.90%	2.90%
Senior notes | 4.000% Senior Notes due 2023
Debt Instrument [Line Items]
Interest rate (as a percent)	4.00%	4.00%
Senior notes | 3.500% Senior Notes due 2024
Debt Instrument [Line Items]
Interest rate (as a percent)	3.50%	3.50%
Senior notes | 4.250% Senior Notes due 2026
Debt Instrument [Line Items]
Interest rate (as a percent)	4.25%	4.25%
Senior notes | 3.700% Senior Notes due 2027
Debt Instrument [Line Items]
Interest rate (as a percent)	3.70%	3.70%
Senior notes | 4.500% Senior Notes due 2044
Debt Instrument [Line Items]
Interest rate (as a percent)	4.50%	4.50%
Senior notes | 5.500% Senior Notes due 2046
Debt Instrument [Line Items]
Interest rate (as a percent)	5.50%	5.50%
Senior notes | 4.100% Senior Notes due 2019
Debt Instrument [Line Items]
Interest rate (as a percent)	4.10%	4.10%
Senior notes | 4.770% Senior Notes due 2019
Debt Instrument [Line Items]
Interest rate (as a percent)	4.77%	4.77%
Senior notes | 4.530% Senior Notes due 2020
Debt Instrument [Line Items]
Interest rate (as a percent)	4.53%	4.53%
Senior notes | 4.850% Senior Notes due 2020
Debt Instrument [Line Items]
Interest rate (as a percent)	4.85%	4.85%
Senior notes | 4.260% Senior Notes due 2021
Debt Instrument [Line Items]
Interest rate (as a percent)	4.26%	4.26%
Senior notes | 3.160% Senior Notes due 2021
Debt Instrument [Line Items]
Interest rate (as a percent)	3.16%	3.16%
Senior notes | 4.850% Senior Notes due 2022
Debt Instrument [Line Items]
Interest rate (as a percent)	4.85%	4.85%
Senior notes | 3.190% Senior Notes due 2022
Debt Instrument [Line Items]
Interest rate (as a percent)	3.19%	3.19%
Senior notes | 3.940% Senior Notes due 2023
Debt Instrument [Line Items]
Interest rate (as a percent)	3.94%	3.94%
Senior notes | 3.950% Senior Notes due 2024
Debt Instrument [Line Items]
Interest rate (as a percent)	3.95%	3.95%
Senior notes | 3.200% Senior Notes due 2027
Debt Instrument [Line Items]
Interest rate (as a percent)	3.20%	3.20%
Senior notes | 6.100% Senior Notes due 2028
Debt Instrument [Line Items]
Interest rate (as a percent)	6.10%	6.10%
Senior notes | 7.220% Senior Notes due 2030
Debt Instrument [Line Items]
Interest rate (as a percent)	7.22%	7.22%
Senior notes | 7.200% Senior Notes due 2032
Debt Instrument [Line Items]
Interest rate (as a percent)	7.20%	7.20%
Senior notes | 5.570% Senior Notes due 2035
Debt Instrument [Line Items]
Interest rate (as a percent)	5.57%	5.57%
Senior notes | 5.750% Senior Notes due 2039
Debt Instrument [Line Items]
Interest rate (as a percent)	5.75%	5.75%
Senior notes | 5.120% Senior Notes due 2040
Debt Instrument [Line Items]
Interest rate (as a percent)	5.12%	5.12%
Senior notes | 4.240% Senior Notes due 2042
Debt Instrument [Line Items]
Interest rate (as a percent)	4.24%	4.24%
Senior notes | 4.570% Senior Notes due 2044
Debt Instrument [Line Items]
Interest rate (as a percent)	4.57%	4.57%
Senior notes | 4.870% Senior Notes due 2044
Debt Instrument [Line Items]
Interest rate (as a percent)	4.87%	4.87%
Senior notes | 4.560% Senior Notes due 2064
Debt Instrument [Line Items]
Interest rate (as a percent)	4.56%	4.56%